Related party transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related party transactions

14       Related party transactions

(a)	The Group paid emoluments, commissions and/or consultancy fees to its directors, officers and former directors as follows:

Year ended	Mr. So Hung Gun,	Mr. Chung Kim	Mr. Fok Woo	Mr. So Chun Bong
March 31,	Anthony	Wah	Ping	Andrew
	Director, Chief Executive Officer and Treasury	Director	Director	Director
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2010	$800 (i)	$151	Nil	-
2011	$915 (i), (iii)	$165 (iii)	Nil	-
2012	$857 (i), (iii)	$161 (iii)	Nil	$88

	Mr. J. Stewart	Mr. Henry	Mr. George	Mr. So Chun Wah,
	Jackson, IV	Schlueter	O’Leary	Albert
	Former Director	Director and Assistant Secretary	Former Director (iv)	Chief Financial Officer and Secretary
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2010	Nil	$78 (ii)	$60 (v)	$87
2011	Nil	$87 (ii)	Nil	$118
2012	Nil	$68 (ii)	Nil	$118

The emoluments paid to the Group’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C. were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. So Hung Gun, Anthony for his accommodation.

(ii)	The amounts for the years ended March 31, 2010, 2011 and 2012 represented professional fees paid to Schlueter & Associates, P.C., the Group’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2011, included unpaid vacation payments of $115,000 and $14,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively. The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively.

(iv)	Mr. George O’Leary resigned from his position as director of the Company on November 16, 2006.

(v)	This represented a consultancy fee paid to Mr. George O’Leary for provision of support and management services in Germany, for completing an asset deal to sell Korona’s assets (accounts receivable, inventories, toolings and intellectual property rights) to a third party company and for progressing the liquidation of Korona.

(vi)	Mr. So Chun Bong, Andrew was elected as director of the Company to replace Mr. J. Stewart Jackson IV during the Annual General Meeting of the Company on February 25, 2012.